LEASES - Lease assets obtained in exchange for lease obligations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
LEASES
Operating leases	¥ 24,266	$ 3,470	¥ 25,829	¥ 11,016
Finance leases	¥ 3,500,567	$ 500,574	¥ 911,216	¥ 169,350